Note 10 - Convertible Notes (Details Textual)					1 Months Ended	3 Months Ended		9 Months Ended		12 Months Ended
	Nov. 06, 2020 USD ($) $ / shares shares	Jun. 22, 2020 USD ($) $ / shares shares	Jun. 04, 2020 USD ($) $ / shares shares	Jun. 03, 2020 USD ($)	Jun. 30, 2020 shares	Jun. 30, 2022 USD ($) $ / shares	Jun. 30, 2021 USD ($)	Jun. 30, 2022 USD ($) $ / shares	Jun. 30, 2021 USD ($)	Sep. 30, 2021 USD ($) $ / shares	Sep. 30, 2020 USD ($) $ / shares
Common Stock, Par or Stated Value Per Share (in dollars per share) | $ / shares						$ 0.001		$ 0.001		$ 0.001	$ 0.001
Proceeds from Warrant Exercises | $										$ 0	$ 932,728
Interest Expense, Total | $						$ 39,890	$ 40,186	$ 119,671	$ 110,202	150,531	18,534
Series D Warrants [Member] | The 2015 Private Placement [Member]
Proceeds from Warrant Exercises | $		$ 82,000		$ 850,000
Common Stock Issuance Upon Exercise Of Warrants (in shares) | shares		454,546			4,727,273
Series J Warrants [Member] | The 2015 Private Placement [Member]
Common Stock Issuance Upon Exercise Of Warrants (in shares) | shares	3,375,000	340,910	3,545,454
Class of Warrant or Right, Exercise Price of Warrants or Rights (in dollars per share) | $ / shares		$ 0.25	$ 0.25
Warrants and Rights Outstanding, Term (Year)	30 months	1 year	1 year
Convertible Notes Payable Series One [Member]
Debt Instrument, Face Amount | $	$ 1,050,000		$ 550,000
Debt Instrument, Term (Year)	3 years
Debt Instrument, Convertible, Conversion Price (in dollars per share) | $ / shares	$ 0.25		$ 0.27
Convertible Notes Payable [Member]
Debt Conversion, Original Debt, Interest Rate of Debt	10.00%
Common Stock, Par or Stated Value Per Share (in dollars per share) | $ / shares	$ 0.001
Debt Instrument, Convertible, Minimum Volume Weighted Average Price Trigger (in dollars per share) | $ / shares	$ 0.32
Number of Consecutive Trading Days for Minimum Volume Weighted Average Price Trigger (Year)	15 years
Percentage on Unpaid Principal Amount for Outstanding Note Obligations	35
Percentage on Interest for Outstanding Note Obligations	10
Interest Expense, Total | $										$ 150,000	$ 18,000